UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 59.15%
Aerospace & Defense - 2.88%
Embraer SA - ADR	3,882	$84,317
General Dynamics Corp.	18,981	2,642,914
L-3 Communications Holdings, Inc.	25,548	3,747,636
Northrop Grumman Corp.	37,561	8,349,059
Raytheon Co.	41,005	5,574,630
Spirit AeroSystems Holdings, Inc. - Class A (a)	58,985	2,536,355
Textron, Inc.	70,638	2,582,525
Triumph Group, Inc.	31,555	1,120,203
		26,637,639
Air Freight & Logistics - 0.01%
Hyundai Glovis Co., Ltd. (b)	588	88,079

Airlines - 3.29%
Air China, Ltd. (b)	220,000	151,248
Alaska Air Group, Inc.	53,779	3,134,778
American Airlines Group, Inc.	144,038	4,077,716
Asia Aviation PCL - NVDR	862,000	153,657
China Southern Airlines Co., Ltd. - ADR	4,140	117,949
Delta Air Lines, Inc.	167,664	6,107,999
Grupo Aeromexico SAB de CV (a)(b)	122,059	252,229
Hawaiian Holdings, Inc. (a)	163,299	6,198,830
JetBlue Airways Corp. (a)	167,584	2,775,191
Pegasus Hava Tasimaciligi AS (a)(b)	30,689	145,020
Singapore Airlines, Ltd. (b)	19,600	155,642
Southwest Airlines Co.	179,317	7,031,020
Turk Hava Yollari AO (a)(b)	85,000	169,324
		30,470,603
Auto Components - 2.87%
American Axle & Manufacturing Holdings, Inc. (a)	98,508	1,426,396
BorgWarner, Inc.	80,809	2,385,482
Cooper Tire & Rubber Co.	69,276	2,065,810
Cooper-Standard Holding, Inc. (a)	26,345	2,080,991
Goodyear Tire & Rubber Co.	193,663	4,969,393
Hota Industrial Manufacturing Co., Ltd. (b)	50,000	234,620
Lear Corp.	46,444	4,726,141
Magna International, Inc. (b)	134,359	4,711,970
Minth Group, Ltd. (b)	80,000	259,120
Tenneco, Inc. (a)	74,703	3,481,907
Tong Yang Industry Co., Ltd. (a)(b)	107,000	159,444
Tupy SA (b)	27,800	102,726
		26,604,000
Automobiles - 0.13%
Geely Automobile Holdings, Ltd. (b)	340,000	185,450
Great Wall Motor Co., Ltd. (b)	271,500	226,993
Tata Motors, Ltd. - ADR (a)	18,106	627,735
Tofas Turk Otomobil Fabrikasi AS (b)	23,400	192,404
		1,232,582

Banks - 0.23%
Bank Negara Indonesia Persero Tbk PT (b)	377,000	$149,401
Bank of China, Ltd. (b)	1,328,000	533,734
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (b)	1,870,000	159,866
China Everbright Bank Co., Ltd. (b)	387,000	177,778
China Merchants Bank Co., Ltd. (b)	70,000	157,929
Chong Hing Bank, Ltd. (b)	77,000	157,464
CTBC Financial Holding Co., Ltd. (b)	271,280	142,683
Kasikornbank PCL - NVDR	24,300	117,998
Kiatnakin Bank PCL - NVDR	73,900	91,668
Sociedad Matriz del Banco de Chile SA - Class B (b)	570,000	164,315
Taiwan Business Bank (a)(b)	607,318	154,651
Turkiye Sinai Kalkinma Bankasi AS (b)	273,333	126,428
		2,133,915
Building Products - 3.11%
American Woodmark Corp. (a)	35,199	2,336,509
Apogee Enterprises, Inc.	62,749	2,908,416
Caesarstone, Ltd. (a)(b)	72,359	2,515,199
China Lesso Group Holdings, Ltd. (b)	157,446	83,774
Gibraltar Industries, Inc. (a)	60,026	1,895,021
Masco Corp.	135,749	4,200,074
Owens Corning	90,539	4,664,569
Patrick Industries, Inc. (a)	46,731	2,817,412
Universal Forest Products, Inc.	32,516	3,013,908
USG Corp. (a)	161,057	4,342,097
		28,776,979
Chemicals - 4.41%
AECI, Ltd. (b)	5,503	30,962
Air Products & Chemicals, Inc.	37,601	5,340,846
Chemtura Corp. (a)	82,050	2,164,479
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,481
Eastman Chemical Co.	43,968	2,985,427
Grupa Azoty SA (b)	5,215	91,172
Gubre Fabrikalari TAS (b)	93,200	184,724
HB Fuller Co.	48,493	2,133,207
Innophos Holdings, Inc.	42,967	1,813,637
Innospec, Inc.	33,237	1,528,570
Kukdo Chemical Co., Ltd. (b)	1,780	92,353
LyondellBasell Industries NV - Class A (b)	50,083	3,727,177
Minerals Technologies, Inc.	37,161	2,110,745
PolyOne Corp.	108,800	3,834,112
PPG Industries, Inc.	50,095	5,217,394
PTT Global Chemical PCL - NVDR	60,700	103,010
RPM International, Inc.	81,289	4,060,386
Scientex BHD (b)	78,000	240,685
Siamgas & Petrochemicals PCL	355,500	150,377
SKC Co., Ltd. (b)	4,000	94,773
Soda Sanayii AS (b)	206,520	327,389
Stepan Co.	27,710	1,649,576
Trinseo SA (a)(b)	68,305	2,932,334
		40,819,816
Commercial Banks - 0.04%
KB Financial Group, Inc. - ADR	5,642	160,571
Turkiye Garanti Bankasi AS (b)	63,498	167,726
		328,297
Commercial Services & Supplies - 0.01%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (b)	10,400	88,061

Containers & Packaging - 0.01%
Kian JOO CAN Factory BHD (b)	180,700	$135,362

Distributors - 0.46%
Genuine Parts Co.	42,487	4,301,809

Diversified Consumer Services - 0.01%
Kroton Educacional SA (b)	24,000	101,385

Diversified Financial Services - 0.05%
Fubon Financial Holding Co., Ltd. (b)	170,000	200,435
Metro Pacific Investments Corp. (b)	1,469,400	218,819
		419,254
Diversified Telecommunication Services - 0.09%
China Communications Services Corp., Ltd. (b)	358,000	187,632
China Telecom Corp., Ltd. - ADR	2,782	125,162
CITIC Telecom International Holdings, Ltd. (b)	395,000	149,350
Telekomunikasi Indonesia Persero Tbk PT - ADR	5,492	337,538
		799,682
Electric Utilities - 0.05%
EDP - Energias do Brasil SA (b)	43,000	182,318
Enersis Americas SA - ADR	10,900	93,522
Enersis Chile SA - ADR	10,900	63,547
Tenaga Nasional Bhd (b)	36,000	126,052
		465,439
Electrical Equipment - 0.01%
Jiangnan Group, Ltd. (b)	426,000	68,425

Electronic Equipment, Instruments & Components - 4.82%
Arrow Electronics, Inc. (a)	93,903	5,812,596
Avnet, Inc.	120,893	4,897,375
Benchmark Electronics, Inc. (a)	99,574	2,105,990
Chin-Poon Industrial Co., Ltd. (b)	151,000	326,838
Compeq Manufacturing Co, Ltd. (b)	323,000	172,668
DataTec, Ltd. (b)	22,995	68,732
Flexium Interconnect, Inc. (b)	30,203	78,841
Flextronics International, Ltd. (a)	449,358	5,302,424
Hon Hai Precision Industry Co., Ltd. (b)	93,000	239,595
Ingram Micro, Inc. - Class A	187,206	6,511,025
Jabil Circuit, Inc.	308,874	5,704,903
Jahwa Electronics Co., Ltd. (b)	7,960	85,082
Methode Electronics, Inc.	76,226	2,609,216
Plexus Corp. (a)	48,587	2,098,958
Sanmina Corp. (a)	116,850	3,132,749
Taiwan Union Technology Corp. (b)	145,000	158,483
Tech Data Corp. (a)	73,401	5,273,862
		44,579,337
Engineering & Construction - 0.01%
Chen Full International Co., Ltd. (b)	58,000	91,711

Food & Staples Retailing - 0.39%
Organizacion Soriana SAB de CV - Class B (a)(b)	68,800	164,374
Shoprite Holdings, Ltd. (b)	14,000	158,563
SUPERVALU, Inc. (a)	300,290	1,417,369
United Natural Foods, Inc. (a)	39,884	1,866,571
		3,606,877

Food Products - 0.23%
Astral Foods, Ltd. (b)	26,200	$224,812
BRF SA - ADR	7,017	97,747
CJ CheilJedang Corp. (b)	310	104,992
Gruma Sab de CV - Class B (b)	9,300	133,783
Harim Holdings Co., Ltd. (a)(b)	19,770	96,308
Indofood Sukses Makmur Tbk PT (b)	251,000	138,105
Industrias Bachoco SAB de CV (b)	24,000	98,914
JBS SA (b)	24,900	77,515
Kernel Holding SA (b)	20,200	271,294
Namchow Chemical Industrial Co., Ltd. (b)	55,000	115,452
Sao Martinho SA (b)	10,600	174,329
Thai Union Group PCL - NVDR	256,800	161,346
Thai Vegetable Oil PCL - NVDR	165,000	151,044
Uni-President Enterprises Corp. (b)	66,560	131,459
WH Group, Ltd. (b)	167,000	132,263
		2,109,363
Gas Utilities - 0.00%
Gasco SA (b)	12,885	33,581

Health Care Equipment & Supplies - 0.06%
Kossan Rubber Industries (b)	144,100	244,843
St. Shine Optical Co., Ltd. (b)	7,000	158,187
TaiDoc Technology Corp. (b)	21,000	98,074
Vieworks Co., Ltd. (b)	2,167	94,385
		595,489
Health Care Providers & Services - 6.74%
Aetna, Inc.	54,059	6,602,226
Anthem, Inc.	40,204	5,280,393
Banmedica SA (b)	57,000	103,343
Cardinal Health, Inc.	100,550	7,843,905
Centene Corp. (a)	78,406	5,595,836
Cigna Corp.	31,154	3,987,400
HCA Holdings, Inc. (a)	41,566	3,200,998
Henry Schein, Inc. (a)	20,342	3,596,466
Humana, Inc.	24,267	4,365,148
McKesson Corp.	47,813	8,924,296
Mediclinic International PLC (b)	0	5
Netcare, Ltd. (b)	45,000	95,561
Owens & Minor, Inc.	42,927	1,604,611
Patterson Cos., Inc.	59,986	2,872,730
PharMerica Corp. (a)	44,569	1,099,072
Qualicorp SA (b)	44,500	258,913
Sinopharm Group Co., Ltd. (b)	34,000	163,325
UnitedHealth Group, Inc.	48,453	6,841,564
		62,435,792
Hotels, Restaurants & Leisure - 0.02%
GL, Ltd. (b)	252,900	156,307
REXLot Holdings, Ltd. (a)(b)	1,406,000	27,728
		184,035
Household Durables - 0.11%
Arcelik AS (b)	25,112	165,347
Haier Electronics Group Co., Ltd. (b)	112,000	171,127
Lentex SA (b)	58,688	135,135
MRV Engenharia e Participacoes SA (b)	47,800	159,070
Steinhoff International Holdings NV (b)	66,595	382,034
		1,012,713

Independent Power and Renewable Electricity Producers - 0.01%
China Power International Development, Ltd. (b)	308,000	$113,694

Independent Power Producers & Energy Traders - 0.01%
Huaneng Power International, Inc. - ADR	3,600	89,892

Industrial Conglomerates - 0.03%
KAP Industrial Holdings, Ltd. (b)	319,000	135,371
Turkiye Sise ve Cam Fabrikalari AS (b)	140,303	173,476
		308,847
Insurance - 5.15%
Alleghany Corp. (a)	4,565	2,508,833
Anadolu Anonim Turk Sigorta Sirketi (b)	265,000	158,285
Aon PLC (b)	37,601	4,107,157
Arthur J. Gallagher & Co.	90,339	4,300,136
Brown & Brown, Inc.	112,724	4,223,768
China Taiping Insurance Holdings Co., Ltd. (a)(b)	42,000	79,038
Endurance Specialty Holdings, Ltd. (b)	57,223	3,843,097
Everest Re Group, Ltd. (b)	47,492	8,675,364
Hanwha General Insurance Co., Ltd. (b)	23,000	145,978
Hanwha Life Insurance Co., Ltd. (b)	16,300	82,134
Korean Reinsurance Co. (b)	9,700	103,196
Marsh & McLennan Companies, Inc.	62,469	4,276,628
PICC Property & Casualty Co., Ltd. (b)	508,000	800,935
Ping An Insurance Group Co. of China, Ltd. (b)	52,000	230,395
Reinsurance Group of America, Inc.	62,429	6,054,989
Santam, Ltd. (b)	8,596	133,872
Validus Holdings, Ltd. (b)	82,290	3,998,471
Willis Towers Watson PLC (b)	31,995	3,977,298
		47,699,574
Internet Software & Services - 0.11%
Alibaba Group Holding, Ltd. - ADR (a)	3,718	295,692
Tencent Holdings, Ltd. (b)	31,000	711,130
		1,006,822
IT Services - 7.04%
Accenture PLC - Class A (b)	56,542	6,405,643
Amdocs, Ltd.	48,894	2,822,162
CACI International Inc. - Class A (a)	21,464	1,940,560
CGI Group, Inc. - Class A (a)(b)	45,770	1,954,837
Cognizant Technology Solutions Corp. - Class A (a)	48,573	2,780,319
Computer Sciences Corp.	64,030	3,179,090
Convergys Corp.	88,978	2,224,450
CSRA, Inc.	64,030	1,500,223
DST Systems, Inc.	35,038	4,079,474
Fiserv, Inc. (a)	59,305	6,448,233
Global Payments, Inc.	65,592	4,681,957
International Business Machines Corp.	42,927	6,515,460
MasterCard, Inc. - Class A	64,991	5,723,107
Net 1 UEPS Technologies, Inc. (a)(b)	6,317	63,107
NeuStar, Inc. - Class A (a)	70,718	1,662,580
Nice Information & Telecommunication, Inc. (b)	7,000	238,029
Science Applications International Corp.	44,369	2,588,931
Teradata Corp. (a)	48,373	1,212,711
TravelSky Technology, Ltd. (b)	208,000	402,110
Visa, Inc. - Class A	92,101	6,831,131
Western Union Co.	100,030	1,918,575
		65,172,689
Machinery - 0.24%
Crane Co.	37,015	2,099,491
Hy-Lok Corp. (b)	6,750	130,216
		2,229,707
Marine - 0.02%
MISC Bhd (b)	85,800	158,767

Media - 3.00%
Discovery Communications, Inc. - Class A (a)	124,606	$3,143,809
Interpublic Group of Companies, Inc.	337,571	7,797,890
Megacable Holdings SAB de CV (b)	28,000	113,639
Multiplus SA (b)	9,600	105,584
Omnicom Group, Inc.	118,450	9,652,491
WPP PLC - ADR	66,433	6,943,577
		27,756,990
Metals & Mining - 0.02%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	215,018

Oil, Gas & Consumable Fuels - 0.14%
Cosan, Ltd. - Class A (b)	46,829	304,857
Grupa Lotos SA (a)(b)	21,000	162,446
IRPC PCL - NVDR	1,020,000	138,687
Kunlun Energy Co., Ltd. (b)	314,000	261,305
NewOcean Energy Holdings, Ltd. (b)	266,000	87,356
Polski Koncern Naftowy ORLEN SA (b)	9,643	169,384
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	191,299
		1,315,334
Paper & Forest Products - 0.04%
Lee & Man Paper Manufacturing, Ltd. (b)	252,000	188,263
Sappi, Ltd. (a)(b)	40,934	190,565
		378,828
Personal Products - 0.08%
AMOREPACIFIC Group (b)	4,750	697,034

Pharmaceuticals - 0.07%
China Pharmaceutical Group, Ltd. (b)	190,000	169,758
Dr. Reddy's Laboratories, Ltd. - ADR	5,406	276,949
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	40,000	94,898
Sino Biopharmaceutical, Ltd. (b)	156,000	102,387
		643,992
Professional Services - 0.35%
ManpowerGroup, Inc.	50,696	3,261,781

Real Estate - 0.01%
Cosco Capital, Inc. (b)	565,200	93,654

Real Estate Investment Trusts (REITs) - 0.02%
Prologis Property Mexico SA de CV (b)	96,000	156,215

Real Estate Management & Development - 0.14%
China Jinmao Holdings Group, Ltd. (b)	466,000	131,856
China Vanke Co., Ltd. (b)	94,100	185,830
Filinvest Land, Inc. (b)	2,700,000	114,407
KWG Property Holding, Ltd. (b)	270,500	157,899
New World Development Co., Ltd. (b)	164,000	167,012
Shimao Property Holdings, Ltd. (b)	84,500	107,434
SP Setia Bhd Group (b)	146,000	105,023
Sunway Bhd (b)	205,900	153,218
Vista Land & Lifestyles, Inc. (b)	1,600,000	182,644
		1,305,323
Road & Rail - 0.02%
JSL SA (b)	51,476	160,247

Semiconductors & Semiconductor Equipment - 3.49%
Applied Materials, Inc.	276,638	$6,631,013
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	9,000	162,990
Lam Research Corp.	93,303	7,843,050
MKS Instruments, Inc.	77,137	3,321,519
Samsung Electronics Co., Ltd. (b)	853	1,062,285
SolarEdge Technologies, Inc. (a)(b)	157,280	3,082,688
Taiwan Semiconductor Co., Ltd. (b)	151,000	182,633
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,557	224,450
Teradyne, Inc.	334,869	6,593,571
Tessera Technologies, Inc.	102,381	3,136,954
Wonik Holdings Co., Ltd. (a)(b)	4,824	27,143
WONIK IPS Co., Ltd. (a)(b)	1	16
		32,268,312
Software - 1.82%
Activision Blizzard, Inc.	213,274	8,452,049
Electronic Arts, Inc. (a)	111,282	8,430,724
		16,882,773
Specialty Retail - 3.13%
Advance Auto Parts, Inc.	14,336	2,317,128
Asbury Automotive Group, Inc. (a)	51,457	2,713,842
AutoNation, Inc. (a)	70,998	3,335,486
AutoZone, Inc. (a)	5,486	4,355,006
Berjaya Auto Bhd (b)	171,000	98,567
CarMax, Inc. (a)	85,174	4,176,081
Group 1 Automotive, Inc.	39,123	1,931,111
Lithia Motors, Inc. - Class A	36,360	2,584,105
O'Reilly Automotive, Inc. (a)	16,138	4,375,012
Penske Automotive Group, Inc.	91,501	2,878,622
Super Group, Ltd. (a)(b)	88,000	235,989
		29,000,949
Technology Hardware, Storage & Peripherals - 0.10%
Catcher Technology Co., Ltd. (b)	25,000	186,404
Foxconn Technology Co., Ltd. (b)	47,470	112,134
Pegatron Corp. (b)	290,000	615,939
		914,477
Textiles, Apparel & Luxury Goods - 0.01%
Texwinca Holdings, Ltd. (b)	174,000	129,191

Trading Companies & Distributors - 2.33%
AerCap Holdings NV (a)(b)	141,716	4,760,241
Air Lease Corp.	134,067	3,590,314
GATX Corp.	89,618	3,940,504
United Rentals, Inc. (a)	84,533	5,672,164
WESCO International, Inc. (a)	70,558	3,633,031
		21,596,254
Transportation Infrastructure - 0.04%
TAV Havalimanlari Holding AS (b)	19,000	81,597
Wilson Sons, Ltd. - BDR	24,800	242,496
		324,093
Utilities - Electric/Gas - 0.01%
Gas Natural Chile SA (b)	12,885	67,124

Water Utilities - 1.64%
American States Water Co.	33,036	1,447,638
American Water Works Co., Inc.	56,742	4,795,266
Aqua America, Inc.	121,533	4,333,867
California Water Service Group	61,948	2,163,844
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	277,345	2,485,011
		15,225,626

Wireless Telecommunication Services - 0.04%
China Mobile, Ltd. - ADR	6,930	$401,247
TOTAL COMMON STOCKS (Cost $481,031,729)		$547,694,679

PREFERRED STOCKS - 0.04%
Banks - 0.01%
Itau Unibanco Holding SA - ADR	10,775	$101,716

Chemicals - 0.02%
Braskem SA - ADR	12,267	145,364

Food & Staples Retailing - 0.01%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	7,141	103,901
TOTAL PREFERRED STOCKS (Cost $509,694)		$350,981

INVESTMENT COMPANIES - 8.36%
Exchange Traded Funds - 8.36%
CurrencyShares Japanese Yen Trust (a)(g)	109,409	$10,238,494
iShares CMBS ETF	20,199	1,074,385
iShares International Treasury Bond ETF	72,900	7,258,653
iShares JP Morgan USD Emerging Markets Bond ETF	47,726	5,495,649
iShares MBS ETF	147,325	16,201,330
iShares MSCI India Small-Cap ETF	15,020	499,115
iShares MSCI UAE Capped ETF	10,127	168,918
PowerShares Build America Bond Portfolio	47,278	1,488,784
SPDR Barclays International Treasury Bond ETF (a)	507,159	28,989,209
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,642,732
Vanguard Mortgage-Backed Securities ETF	79,679	4,290,714
TOTAL INVESTMENT COMPANIES (Cost $74,340,959)		$77,347,983

	Principal Amount	Fair Value
CORPORATE BONDS - 3.56%
Banks - 1.00%
JP Morgan Chase & Co.
1.500%, 01/27/2025	4,600,000	$5,323,269
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	3,943,107
		9,266,376
Biotechnology - 0.36%
AbbVie, Inc.
2.850%, 05/14/2023	3,260,000	3,304,303
Capital Markets - 0.50%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,661,243
Diversified Telecommunication Services - 0.52%
AT&T, Inc.
3.400%, 05/15/2025	4,700,000	4,807,663
Health Care Providers & Services - 0.28%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,551,403
Internet Software & Services - 0.38%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,520,681
Software - 0.52%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,801,520
TOTAL CORPORATE BONDS (Cost $31,767,110)		$32,913,189

MUNICIPAL BONDS - 0.28%
State of California
5.700%, 11/01/2021	2,180,000	$2,628,099
TOTAL MUNICIPAL BONDS (Cost $2,513,874)		$2,628,099

UNITED STATES TREASURY OBLIGATIONS - 5.94%
United States Treasury Notes - 5.94%
0.625%, 05/31/2017	24,300,000	$24,321,822
1.625%, 05/31/2023	8,710,000	8,906,654
2.125%, 05/15/2025	20,585,000	21,743,709
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $53,854,716)		$54,972,185

FOREIGN GOVERNMENT BONDS - 2.11%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY 410,000,000	$3,999,311
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 410,000,000	4,048,218
Government of France
0.500%, 05/25/2025 (b)	EUR 4,570,000	5,262,626
Republic of Italy
1.350%, 04/15/2022 (b)	EUR 5,330,000	6,183,664
TOTAL FOREIGN GOVERNMENT BONDS (Cost $19,132,251)		$19,493,819

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 20.06%
Money Market Funds - 20.06%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)(f)	185,687,610	$185,687,610
TOTAL SHORT-TERM INVESTMENTS (Cost $185,687,610)		$185,687,610

Total Investments (Cost $848,837,943) - 99.50%		$921,088,545
Other Assets in Excess of Liabilities - 0.50%		4,663,247
TOTAL NET ASSETS - 100.00%		$925,751,792

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
EUR	Euro
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2016.
(d)	Illiquid security. The fair value of these securities total $6,481 which represents less than 0.00% of total net assets.
(e)	These securities are currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.
(g)	Affiliated security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
June 30, 2016 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 2.05%
Exchange Traded Funds - 2.05%
SPDR S&P 500 ETF Trust	90,534	$18,969,589
TOTAL INVESTMENT COMPANIES (Proceeds $18,011,102)		$18,969,589

TOTAL SECURITIES SOLD SHORT
(Proceeds $18,011,102) - 2.05%		$18,969,589

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$849,754,674
Gross unrealized appreciation	$94,869,392
Gross unrealized depreciation	(23,535,521)
Net unrealized appreciation	$71,333,871

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2016
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,637,639	$–	$–	$26,637,639
Air Freight & Logistics	–	88,079	–	88,079
Airlines	29,695,712	774,891	–	30,470,603
Auto Components	25,950,816	653,184	–	26,604,000
Automobiles	627,735	604,847	–	1,232,582
Banks	164,315	1,969,600	–	2,133,915
Building Products	28,693,205	83,774	–	28,776,979
Chemicals	39,738,575	1,074,760	6,481	40,819,816
Commercial Banks	160,571	167,726	–	328,297
Commercial Services & Supplies	88,061	–	–	88,061
Containers & Packaging	135,362	–	–	135,362
Distributors	4,301,809	–	–	4,301,809
Diversified Consumer Services	101,385	–	–	101,385
Diversified Financial Services	–	419,254	–	419,254
Diversified Telecommunication Services	462,700	336,982	–	799,682
Electric Utilities	339,387	126,052	–	465,439
Electrical Equipment	–	68,425	–	68,425
Electronic Equipment, Instruments & Components	43,449,098	1,130,239	–	44,579,337
Engineering & Construction	–	91,711	–	91,711
Food & Staples Retailing	3,448,314	158,563	–	3,606,877
Food Products	582,288	1,527,075	–	2,109,363
Gas Utilities	33,581	–	–	33,581
Health Care Equipment & Supplies	244,843	350,646	–	595,489
Health Care Providers & Services	62,176,901	258,891	–	62,435,792
Hotels Restaurants & Leisure	27,728	156,307	–	184,035
Household Durables	159,070	853,643	–	1,012,713
Independent Power and Renewable Electricity Producers	–	113,694	–	113,694
Independent Power Producers & Energy Traders	89,892	–	–	89,892
Industrial Conglomerates	135,371	173,476	–	308,847
Insurance	46,099,613	1,599,961	–	47,699,574
Internet Software & Services	295,692	711,130	–	1,006,822
IT Services	64,532,550	640,139	–	65,172,689
Machinery	2,099,491	130,216	–	2,229,707
Marine	158,767	–	–	158,767
Media	27,756,990	–	–	27,756,990
Metals & Mining	–	215,018	–	215,018
Oil, Gas & Consumable Fuels	304,857	1,010,477	–	1,315,334
Paper & Forest Products	–	378,828	–	378,828

Personal Products	–	697,034	–	697,034
Pharmaceuticals	276,949	367,043	–	643,992
Professional Services	3,261,781	–	–	3,261,781
Real Estate	–	93,654	–	93,654
Real Estate Investment Trusts (REITs)	156,215	–	–	156,215
Real Estate Management & Development	258,241	1,047,082	–	1,305,323
Road & Rail	160,247	–	–	160,247
Semiconductors & Semiconductor Equipment	30,996,251	1,272,061	–	32,268,312
Software	16,882,773	–	–	16,882,773
Specialty Retail	28,666,393	334,556	–	29,000,949
Technology Hardware, Storage & Peripherals	–	914,477	–	914,477
Textiles, Apparel & Luxury Goods	–	129,191	–	129,191
Trading Companies & Distributors	21,596,254	–	–	21,596,254
Transportation Infrastructure	242,496	81,597	–	324,093
Utilities - Electric/Gas	67,124	–	–	67,124
Water Utilities	15,225,626	–	–	15,225,626
Wireless Telecommunication Services	401,247	–	–	401,247
Total Common Stocks	526,883,915	20,804,283	6,481	547,694,679
Preferred Stocks	350,981	–	–	350,981
Exchange Traded Funds	77,347,983	–	–	77,347,983
Corporate Bonds	–	32,913,189	–	32,913,189
Municipal Bonds	–	2,628,099	–	2,628,099
United States Treasury Obligations	–	54,972,185	–	54,972,185
Foreign Government Bonds	–	19,493,819	–	19,493,819
Money Market Funds	185,687,610	–	–	185,687,610
Total Investments in Securities	$790,270,489	$130,811,575	$6,481	$921,088,545

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,969,589	$–	$–	$18,969,589
Total Securities Sold Short	$18,969,589	$–	$–	$18,969,589

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2016:

Total Investments	Level 1*	Level 2*	Level 3
Transfers into:	$699,755	$198,261	$-
Transfers out of:	(198,261)	(672,027)	(27,728)
Net Transfers into and/or out of:	$501,494	$(473,766)	$(27,728)

* The transfers were due to the adjustment of fair value of certain investments due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$86,312
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(52,103)
Purchases	-
Sales	-
Transfer into and/or out of Level 3	(27,728)
Balance as of June 30, 2016	$6,481

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2016.	$(7)

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2016 are as follows:

	Fair Value	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$6,481	Comparable discount	Price and discount	1.25HKD - 0.06HKD

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 60.28%
Airlines - 2.31%
Alaska Air Group, Inc.	9,022	$525,892
American Airlines Group, Inc.	37,073	1,049,537
Delta Air Lines, Inc.	32,765	1,193,629
International Consolidated Airlines Group SA (b)	94,788	470,122
JetBlue Airways Corp. (a)	55,693	922,276
United Continental Holdings, Inc. (a)	13,370	548,705
		4,710,161
Auto Components - 3.54%
Brembo SpA (b)	10,680	588,317
Calsonic Kansei Corp. (b)	136,000	1,033,564
Cooper Tire & Rubber Co.	19,600	584,472
Goodyear Tire & Rubber Co.	36,318	931,920
Lear Corp.	12,850	1,307,616
Leoni AG (b)	5,312	145,918
Magna International, Inc. (b)	30,042	1,053,573
Plastic Omnium SA (b)	24,556	686,492
Showa Corp. (b)	50,100	281,285
Tong Yang Industry Co., Ltd. (a)(b)	398,000	593,074
		7,206,231
Automobiles - 3.42%
Ford Motor Co.	60,603	761,780
Geely Automobile Holdings, Ltd. (b)	555,000	302,720
General Motors Co.	30,802	871,697
Great Wall Motor Co., Ltd. (b)	569,000	475,724
Hyundai Motor Co. (b)	3,067	362,800
Kia Motors Corp. (b)	12,180	458,935
Mitsubishi Motors Corp. (b)	84,700	391,003
Nissan Motor Co., Ltd. (b)	62,500	557,770
Renault SA (b)	7,792	588,279
Tata Motors, Ltd. - ADR (a)	29,974	1,039,199
Thor Industries, Inc.	7,081	458,424
Toyota Motor Corp. - ADR	7,087	708,629
		6,976,960
Building Products - 3.05%
American Woodmark Corp. (a)	10,179	675,682
Apogee Enterprises, Inc.	17,340	803,709
Asahi Glass Co., Ltd. (b)	173,000	938,853
Cie de Saint-Gobain (b)	17,685	670,363
Kingspan Group PLC (b)	27,378	592,466
Owens Corning	21,743	1,120,199
Universal Forest Products, Inc.	7,309	677,471
USG Corp. (a)	26,952	726,626
		6,205,369

Chemicals - 3.14%
Denki Co., Ltd. (b)	254,000	$1,027,194
Hyosung Corp. (b)	6,369	697,113
Lotte Chemical Corp. (b)	5,201	1,294,464
LyondellBasell Industries NV - Class A (b)	21,656	1,611,639
Mitsui Chemicals, Inc. (b)	186,000	683,506
Tosoh Corp. (b)	235,000	1,083,968
		6,397,884
Construction & Engineering - 1.07%
Aecon Group, Inc. (b)	53,975	734,456
KBR, Inc.	53,152	703,733
NCC AB - Class B (b)	31,842	739,345
		2,177,534
Distributors - 0.30%
Inchcape PLC (b)	72,816	612,264

Diversified Telecommunication Services - 1.71%
China Communications Services Corp., Ltd. (b)	782,000	409,856
Chunghwa Telecom Co., Ltd. - ADR	24,603	893,089
Jasmine International PCL - NVDR	4,390,000	707,942
KT Corp. - ADR (a)	37,861	539,898
Telekomunikasi Indonesia Persero Tbk PT - ADR	15,131	929,951
		3,480,736
Electric Utilities - 4.49%
Chubu Electric Power Co., Inc. (b)	53,200	757,091
CLP Holdings, Ltd. (b)	83,500	852,968
Edison International	20,481	1,590,759
EDP - Energias do Brasil SA (b)	140,000	593,593
Energa SA (b)	136,897	330,861
Enersis Americas SA - ADR	37,661	323,131
Enersis Chile SA - ADR	37,661	219,564
Exelon Corp.	44,450	1,616,202
Fortis, Inc. (b)	26,746	904,058
Korea Electric Power Corp. - ADR	43,225	1,120,824
Tenaga Nasional Bhd (b)	237,300	830,891
		9,139,942
Electrical Equipment - 0.70%
OSRAM Licht AG (b)	14,008	727,815
Regal Beloit Corp.	12,646	696,162
		1,423,977
Food & Staples Retailing - 3.32%
Casey's General Stores, Inc.	5,733	753,947
E-MART, Inc. (b)	3,717	560,906
ICA Gruppen AB (b)	25,125	842,069
J. Sainsbury PLC (b)	210,254	654,984
Shoprite Holdings, Ltd. (b)	62,458	707,394
Sonae SGPS SA (b)	500,900	393,480
SUPERVALU, Inc. (a)	104,577	493,603
United Natural Foods, Inc. (a)	13,450	629,460
Wal-Mart Stores, Inc.	23,598	1,723,126
		6,758,969
Food Products - 0.35%
Bunge, Ltd.	11,954	707,079

Health Care Providers & Services - 0.44%
AMN Healthcare Services, Inc. (a)	22,677	$906,400

Household Durables - 3.33%
Barratt Developments PLC (b)	123,370	670,399
Bellway PLC (b)	21,322	540,890
Berkeley Group Holdings PLC (b)	23,474	792,667
CalAtlantic Group, Inc.	39,349	1,444,502
Lennar Corp. - Class A	19,653	906,003
Meritage Homes Corp. (a)	20,098	754,479
Redrow PLC (b)	66,045	277,775
Sekisui House, Ltd. (b)	52,600	921,136
Sumitomo Forestry Co., Ltd. (b)	35,200	477,741
		6,785,592
Insurance - 8.03%
Argo Group International Holdings, Ltd. (b)	9,708	503,819
Aspen Insurance Holdings, Ltd. (b)	15,454	716,757
Assured Guaranty, Ltd. (b)	38,439	975,197
Axis Capital Holdings, Ltd. (b)	22,262	1,224,410
Endurance Specialty Holdings, Ltd. (b)	15,744	1,057,367
Everest Re Group, Ltd. (b)	10,129	1,850,264
MS&AD Insurance Group Holdings, Inc. (b)	44,500	1,153,001
Muenchener Rueckversicherungs AG (b)	9,548	1,601,159
Reinsurance Group of America, Inc.	11,378	1,103,552
SCOR SE (b)	34,525	1,020,738
Swiss Re AG (b)	21,149	1,847,163
Travelers Companies., Inc.	15,522	1,847,739
Validus Holdings, Ltd. (b)	30,165	1,465,717
		16,366,883
IT Services - 3.02%
Amadeus IT Holding SA - Class A (b)	33,412	1,472,098
Convergys Corp.	27,729	693,225
DST Systems, Inc.	8,447	983,484
Sabre Corp.	36,368	974,299
Syntel, Inc. (a)	14,520	657,175
Western Union Co.	71,412	1,369,682
		6,149,963
Media - 3.07%
Asatsu-DK, Inc. (b)	11,700	276,856
Hakuhodo DY Holdings, Inc. (b)	42,100	504,603
Interpublic Group of Companies, Inc.	47,882	1,106,074
Omnicom Group, Inc.	20,178	1,644,305
Publicis Groupe SA (b)	20,252	1,354,914
WPP PLC (b)	65,420	1,363,452
		6,250,204
Metals & Mining - 0.35%
BlueScope Steel, Ltd. (b)	148,102	715,570

Oil, Gas & Consumable Fuels - 3.19%
Antero Resources Corp. (a)	44,020	$1,143,640
CNOOC, Ltd. - ADR	6,071	756,811
ConocoPhillips	22,555	983,398
Hess Corp.	21,490	1,291,549
Oasis Petroleum, Inc. (a)	69,653	650,559
QEP Resources, Inc.	52,708	929,242
Tatneft PJSC - ADR	24,268	749,126
		6,504,325
Paper & Forest Products - 0.02%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,027

Real Estate Management & Development - 0.83%
Deutsche Wohnen AG (b)	27,092	922,435
Fabege AB (b)	45,265	769,855
		1,692,290
Road & Rail - 3.84%
Avis Budget Group, Inc. (a)	17,006	548,103
Canadian National Railway Co. (b)	14,282	843,356
Central Japan Railway Co. (b)	7,400	1,316,190
ComfortDelGro Corp., Ltd. (b)	340,000	698,235
CSX Corp.	37,493	977,817
Norfolk Southern Corp.	8,763	745,994
Ryder System, Inc.	10,290	629,131
Sankyu, Inc. (b)	80,000	429,421
Seino Holdings Co., Ltd. (b)	49,000	449,199
Swift Transportation Co. (a)	43,733	673,926
Werner Enterprises, Inc.	22,132	508,372
		7,819,744
Trading Companies & Distributors - 2.87%
Air Lease Corp.	25,957	695,128
Aircastle, Ltd.	36,892	721,608
Barloworld, Ltd. (b)	144,304	719,056
GATX Corp.	17,188	755,756
HD Supply Holdings, Inc. (a)	22,656	788,882
United Rentals, Inc. (a)	11,754	788,693
WESCO International, Inc. (a)	13,680	704,383
Wolseley PLC (b)	13,152	681,062
		5,854,568
Wireless Telecommunication Services - 3.89%
China Mobile, Ltd. - ADR	21,891	1,267,489
Freenet AG (b)	31,000	798,363
KDDI Corp. (b)	76,700	2,332,427
LG Uplus Corp. (b)	87,820	834,085
Softbank Group Corp. (b)	32,200	1,820,977
Vodafone Group PLC - ADR	28,100	868,009
		7,921,350
TOTAL COMMON STOCKS (Cost $118,078,952)		$122,812,022

PREFERRED STOCKS - 0.25%
Electric Utilities - 0.25%
Cia Energetica de Minas Gerais - ADR	234,660	$518,599
TOTAL PREFERRED STOCKS (Cost $524,653)		$518,599

INVESTMENT COMPANIES - 8.96%
Exchange Traded Funds - 8.96%
CurrencyShares Japanese Yen Trust (a)	27,517	$2,575,041
iShares CMBS ETF	13,500	718,065
iShares International Treasury Bond ETF	16,484	1,641,312
iShares JP Morgan USD Emerging Markets Bond ETF	10,562	1,216,214
iShares MBS ETF	44,172	4,857,595
SPDR Barclays International Treasury Bond ETF (a)	106,844	6,107,203
SPDR Barclays Short-Term International Treasury Bond ETF	36,396	1,143,562
TOTAL INVESTMENT COMPANIES (Cost $17,619,793)		$18,258,992

	Principal Amount	Fair Value
CORPORATE BONDS - 5.52%
Banks - 1.32%
JP Morgan Chase & Co.
1.500%, 01/27/2025	920,000	$1,064,654
Wells Fargo & Co.
1.125%, 10/29/2021	1,420,000	1,632,423
		2,697,077
Beverage - 0.49%
Coca-Cola Co.
0.750%, 03/09/2023	870,000	986,126

Biotechnology - 0.36%
AbbVie, Inc.
2.850%, 05/14/2023	730,000	739,921

Diversified Telecommunication Services - 0.82%
AT&T, Inc.
3.400%, 05/15/2025	1,630,000	1,667,338

Internet & Catalog Retail - 0.53%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,072,695

Internet Software & Services - 1.01%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	2,040,000	2,063,847

Software - 0.99%
Oracle Corp.
2.950%, 05/15/2025	1,940,000	2,016,223
TOTAL CORPORATE BONDS (Cost $10,813,305)		$11,243,227

MUNICIPAL BONDS - 0.50%
State of California
5.700%, 11/01/2021	850,000	$1,024,717
TOTAL MUNICIPAL BONDS (Cost $980,180)		$1,024,717

UNITED STATES TREASURY OBLIGATIONS - 5.96%
United States Treasury Notes - 5.96%
0.625%, 05/31/2017	5,727,000	$5,732,143
1.625%, 05/31/2023	1,940,000	1,983,801
2.125%, 05/15/2025	4,183,000	4,418,457
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $11,871,753)		$12,134,401

FOREIGN GOVERNMENT BONDS - 2.98%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY 170,000,000	$1,658,251
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 160,000,000	1,579,793
Government of France
0.500%, 05/25/2025 (b)	EUR 1,127,000	1,297,807
Republic of Italy
1.350%, 04/15/2022 (b)	EUR 1,330,000	1,543,015
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,987,236)		$6,078,866

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 14.58%
Money Market Funds - 14.58%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)(f)	29,693,532	$29,693,532
TOTAL SHORT-TERM INVESTMENTS (Cost $29,693,532)		$29,693,532

Total Investments (Cost $195,569,404) - 99.03%		$201,764,356
Other Assets in Excess of Liabilities - 0.97%		1,975,088
TOTAL NET ASSETS - 100.00%		$203,739,444

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2016.
(d)	Illiquid security. The fair value of these securities total $48,027 which represents 0.02% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CURRENCY EXPOSURE
June 30, 2016	Fair Value	Percentage of Total Investments
Australian Dollar	$715,570	0.35%
Brazilian Real	593,593	0.29
British Pound	6,063,615	3.01
Canadian Dollar	2,481,870	1.23
Euro	18,086,861	8.96
Hong Kong Dollar	2,089,295	1.04
Japanese Yen	19,673,828	9.75
Malaysian Ringgit	830,891	0.41
New Taiwan Dollar	593,074	0.29
Polish Zloty	330,861	0.16
Singapore Dollar	698,234	0.35
South African Rand	1,426,450	0.71
South Korea Won	4,208,304	2.09
Swedish Krona	2,351,269	1.17
Swiss Franc	1,847,162	0.92
Thai Baht	707,942	0.35
US Dollar	139,065,537	68.92
Total Investments	$201,764,356	100.00%

PORTFOLIO DIVERSIFICATION
June 30, 2016	Fair Value	Percentage of Total Investments
Australia	$715,570	0.35%
Bermuda	8,515,139	4.22
Brazil	1,112,192	0.55
Britain	2,936,715	1.45
Canada	3,535,443	1.75
Cayman Islands	2,063,847	1.02
Chile	542,695	0.27
China	1,993,138	0.99
France	5,618,593	2.78
Germany	4,195,690	2.08
Hong Kong	2,120,457	1.05
India	1,039,199	0.51
Indonesia	929,951	0.46
Ireland	592,466	0.29
Italy	2,131,332	1.06
Japan	18,724,207	9.29
Jersey	2,044,514	1.02
Malaysia	830,891	0.41
Netherlands	1,658,251	0.82
Poland	330,861	0.16
Portugal	393,480	0.20
Republic of Korea	2,689,455	1.33
Republic of Korea (South)	539,898	0.27
Russian Federation	749,126	0.37
Singapore	698,234	0.35
South Africa	1,426,450	0.71
South Korea	2,639,672	1.31
Spain	1,472,098	0.73
Sweden	2,351,269	1.17
Switzerland	1,847,162	0.92
Taiwan, Province of China	1,486,163	0.74
Thailand	707,942	0.35
United Kingdom	1,950,395	0.96
United States	121,181,861	60.06
Total Investments	$201,764,356	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
June 30, 2016 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 3.12%
Exchange Traded Funds - 3.12%
SPDR S&P 500 ETF Trust	30,306	$6,350,016
TOTAL INVESTMENT COMPANIES (Proceeds $6,029,165)		$6,350,016

TOTAL SECURITIES SOLD SHORT
(Proceeds $6,029,165) - 3.12%		$6,350,016

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$195,813,022
Gross unrealized appreciation	$14,645,353
Gross unrealized depreciation	(8,694,019)
Net unrealized appreciation	$5,951,334

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2016
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$4,240,039	$470,122	$-	$4,710,161
Auto Components	3,877,581	3,328,650	-	7,206,231
Automobiles	3,839,729	3,137,231	-	6,976,960
Building Products	4,596,153	1,609,216	-	6,205,369
Chemicals	1,611,639	4,786,245	-	6,397,884
Construction & Engineering	1,438,189	739,345	-	2,177,534
Distributors	-	612,264	-	612,264
Diversified Telecommunication Services	2,362,938	1,117,798	-	3,480,736
Electric Utilities	6,368,131	2,771,811	-	9,139,942
Electrical Equipment	696,162	727,815	-	1,423,977
Food & Staples Retailing	3,600,136	3,158,833	-	6,758,969
Food Products	707,079	-	-	707,079
Health Care Providers & Services	906,400	-	-	906,400
Household Durables	3,104,984	3,680,608	-	6,785,592
Insurance	10,744,822	5,622,061	-	16,366,883
IT Services	4,677,865	1,472,098	-	6,149,963
Media	2,750,379	3,499,825	-	6,250,204
Metals & Mining	-	715,570	-	715,570
Oil, Gas & Consumable Fuels	5,755,199	749,126	-	6,504,325
Paper & Forest Products	-	-	48,027	48,027
Real Estate Management & Development	-	1,692,290	-	1,692,290
Road & Rail	4,926,699	2,893,045	-	7,819,744
Trading Companies & Distributors	4,454,450	1,400,118	-	5,854,568
Wireless Telecommunication Services	2,135,498	5,785,852	-	7,921,350
Total Common Stocks	72,794,072	49,969,923	48,027	122,812,022
Preferred Stocks	518,599	-	-	518,599
Exchange Traded Funds	18,258,992	-	-	18,258,992
Corporate Bonds	-	11,243,227	-	11,243,227
Municipal Bonds	-	1,024,717	-	1,024,717
United States Treasury Obligations	-	12,134,401	-	12,134,401
Foreign Government Bonds	-	6,078,866	-	6,078,866
Money Market Funds	29,693,532	-	-	29,693,532
Total Investments in Securities	$121,265,195	$80,451,134	$48,027	$201,764,356

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,350,016	$-	$-	$6,350,016
Total Securities Sold Short	$6,350,016	$-	$-	$6,350,016

The Fund did not have transfers into or out of Level 1, Level 2, or Level 3 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$ 48,077
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(50)	*
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2016	$ 48,027	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2016:	$ (50)

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The investment (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Board.  Leuthold Weeden Capital Management (the "Adviser") submits a report to the Board setting forth the inputs considered in determining the value.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.98%
Aerospace & Defense - 5.05%
General Dynamics Corp.	474	$66,000
L-3 Communications Holdings, Inc.	638	93,588
Northrop Grumman Corp.	939	208,721
Raytheon Co.	1,025	139,349
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,474	63,382
Textron, Inc.	1,765	64,528
Triumph Group, Inc.	788	27,974
		663,542
Airlines - 5.58%
Alaska Air Group, Inc.	1,344	78,342
American Airlines Group, Inc.	3,599	101,887
Delta Air Lines, Inc.	4,189	152,605
Hawaiian Holdings, Inc. (a)	4,080	154,877
JetBlue Airways Corp. (a)	4,187	69,337
Southwest Airlines Co.	4,480	175,661
		732,709
Auto Components - 5.02%
American Axle & Manufacturing Holdings, Inc. (a)	2,461	35,635
BorgWarner, Inc.	2,019	59,601
Cooper Tire & Rubber Co.	1,731	51,618
Cooper-Standard Holding, Inc. (a)	660	52,133
Goodyear Tire & Rubber Co.	4,980	127,787
Lear Corp.	1,194	121,502
Magna International, Inc. (b)	3,455	121,167
Tenneco, Inc. (a)	1,921	89,538
		658,981
Building Products - 5.46%
American Woodmark Corp. (a)	879	58,348
Apogee Enterprises, Inc.	1,568	72,677
Caesarstone, Ltd. (a)(b)	1,808	62,846
Gibraltar Industries, Inc. (a)	1,500	47,355
Masco Corp.	3,392	104,949
Owens Corning	2,262	116,538
Patrick Industries, Inc. (a)	1,168	70,419
Universal Forest Products, Inc.	812	75,264
USG Corp. (a)	4,024	108,487
		716,883

Chemicals - 7.55%
Air Products & Chemicals, Inc.	940	$133,518
Chemtura Corp. (a)	2,050	54,079
Eastman Chemical Co.	1,099	74,622
HB Fuller Co.	1,212	53,316
Innophos Holdings, Inc.	1,074	45,334
Innospec, Inc.	830	38,172
LyondellBasell Industries NV - Class A (b)	1,288	95,853
Minerals Technologies, Inc.	929	52,767
PolyOne Corp.	2,718	95,782
PPG Industries, Inc.	1,252	130,396
RPM International, Inc.	2,031	101,448
Stepan Co.	692	41,195
Trinseo SA (a)(b)	1,736	74,526
		991,008
Distributors - 0.82%
Genuine Parts Co.	1,062	107,527

Electronic Equipment, Instruments & Components - 8.33%
Arrow Electronics, Inc. (a)	2,346	145,217
Avnet, Inc.	3,021	122,381
Benchmark Electronics, Inc. (a)	2,494	52,748
Flextronics International, Ltd. (a)	11,482	135,488
Ingram Micro, Inc. - Class A	4,678	162,701
Jabil Circuit, Inc.	7,892	145,765
Methode Electronics, Inc.	1,909	65,345
Plexus Corp. (a)	1,217	52,574
Sanmina Corp. (a)	2,970	79,626
Tech Data Corp. (a)	1,834	131,773
		1,093,618
Food & Staples Retailing - 0.60%
SUPERVALU, Inc. (a)	7,034	33,200
United Natural Foods, Inc. (a)	967	45,256
		78,456
Health Care Providers & Services - 11.73%
Aetna, Inc.	1,351	164,998
Anthem, Inc.	1,005	131,997
Cardinal Health, Inc.	2,512	195,961
Centene Corp. (a)	1,959	139,814
Cigna Corp.	778	99,576
HCA Holdings, Inc. (a)	1,039	80,013
Henry Schein, Inc. (a)	508	89,815
Humana, Inc.	606	109,007
McKesson Corp.	1,169	218,194
Owens & Minor, Inc.	1,073	40,109
Patterson Cos., Inc.	1,499	71,787
PharMerica Corp. (a)	1,114	27,471
UnitedHealth Group, Inc.	1,211	170,993
		1,539,735

Insurance - 8.75%
Alleghany Corp. (a)	114	$62,652
Aon PLC (b)	940	102,676
Arthur J. Gallagher & Co.	2,257	107,433
Brown & Brown, Inc.	2,817	105,553
Endurance Specialty Holdings, Ltd. (b)	1,430	96,039
Everest Re Group, Ltd. (b)	1,187	216,829
Marsh & McLennan Companies, Inc.	1,561	106,866
Reinsurance Group of America, Inc.	1,560	151,305
Validus Holdings, Ltd. (b)	2,056	99,901
Willis Towers Watson PLC (b)	799	99,324
		1,148,578
IT Services - 12.25%
Accenture PLC - Class A (b)	1,387	157,133
Amdocs, Ltd.	1,222	70,534
CACI International Inc. - Class A (a)	536	48,460
CGI Group, Inc. - Class A (a)(b)	1,144	48,860
Cognizant Technology Solutions Corp. - Class A (a)	1,214	69,489
Computer Sciences Corp.	1,600	79,440
Convergys Corp.	2,223	55,575
CSRA, Inc.	1,600	37,488
DST Systems, Inc.	875	101,876
Fiserv, Inc. (a)	1,482	161,138
Global Payments, Inc.	1,639	116,992
International Business Machines Corp.	1,073	162,860
MasterCard, Inc. - Class A	1,624	143,010
NeuStar, Inc. - Class A (a)	1,767	41,542
Science Applications International Corp.	1,109	64,710
Teradata Corp. (a)	1,209	30,310
Visa, Inc. - Class A	2,301	170,665
Western Union Co.	2,499	47,931
		1,608,013
Machinery - 0.40%
Crane Co.	927	52,579

Media - 5.25%
Discovery Communications, Inc. - Class A (a)	3,167	79,903
Interpublic Group of Companies, Inc.	8,435	194,849
Omnicom Group, Inc.	2,960	241,210
WPP PLC - ADR	1,660	173,503
		689,465
Professional Services - 0.62%
ManpowerGroup, Inc.	1,267	81,519

Semiconductors & Semiconductor Equipment - 5.97%
Applied Materials, Inc.	7,114	170,523
Lam Research Corp.	2,399	201,660
MKS Instruments, Inc.	1,960	84,398
SolarEdge Technologies, Inc. (a)(b)	3,997	78,341
Teradyne, Inc.	8,612	169,570
Tessera Technologies, Inc.	2,602	79,725
		784,217

Software - 3.13%
Activision Blizzard, Inc.	5,194	$205,838
Electronic Arts, Inc. (a)	2,711	205,386
		411,224
Specialty Retail - 5.46%
Advance Auto Parts, Inc.	358	57,863
Asbury Automotive Group, Inc. (a)	1,286	67,824
AutoNation, Inc. (a)	1,774	83,342
AutoZone, Inc. (a)	137	108,756
CarMax, Inc. (a)	2,128	104,336
Group 1 Automotive, Inc.	978	48,274
Lithia Motors, Inc. - Class A	908	64,532
O'Reilly Automotive, Inc. (a)	403	109,253
Penske Automotive Group, Inc.	2,286	71,918
		716,098
Trading Companies & Distributors - 4.11%
AerCap Holdings NV (a)(b)	3,541	118,942
Air Lease Corp.	3,350	89,713
GATX Corp.	2,239	98,449
United Rentals, Inc. (a)	2,112	141,715
WESCO International, Inc. (a)	1,763	90,777
		539,596
Water Utilities - 2.90%
American States Water Co.	825	36,151
American Water Works Co., Inc.	1,418	119,835
Aqua America, Inc.	3,037	108,299
California Water Service Group	1,548	54,072
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	6,930	62,093
		380,450
TOTAL COMMON STOCKS (Cost $11,115,212)		$12,994,198

SHORT-TERM INVESTMENTS - 0.91%
Money Market Funds - 0.91%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)	119,582	$119,582
TOTAL SHORT-TERM INVESTMENTS (Cost $119,582)		$119,582

Total Investments (Cost $11,234,794) - 99.89%		$13,113,780
Other Assets in Excess of Liabilities - 0.11%		14,374
TOTAL NET ASSETS - 100.00%		$13,128,154

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$11,294,662
Gross unrealized appreciation	$2,305,600
Gross unrealized depreciation	(486,482)
Net unrealized appreciation	$1,819,118

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2016
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,994,198	$–	$–	$12,994,198
Money Market Funds	119,582	–	–	119,582
Total Investments in Securities	$13,113,780	$–	$–	$13,113,780

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.80%
Airlines - 3.65%
Alaska Air Group, Inc.	852	$49,663
American Airlines Group, Inc.	3,466	98,123
Delta Air Lines, Inc.	3,161	115,155
International Consolidated Airlines Group SA (b)	8,934	44,310
JetBlue Airways Corp. (a)	5,258	87,073
United Continental Holdings, Inc. (a)	1,259	51,669
		445,993
Auto Components - 5.61%
Brembo SpA (b)	1,008	55,526
Calsonic Kansei Corp. (b)	13,000	98,796
Cooper Tire & Rubber Co.	1,902	56,718
Goodyear Tire & Rubber Co.	3,442	88,322
Lear Corp.	1,199	122,010
Leoni AG (b)	502	13,790
Magna International, Inc. (b)	2,802	98,266
Plastic Omnium SA (b)	2,290	64,020
Showa Corp. (b)	4,700	26,388
Tong Yang Industry Co., Ltd. (a)(b)	42,000	62,586
		686,422
Automobiles - 5.45%
Ford Motor Co.	5,653	71,058
Geely Automobile Holdings, Ltd. (b)	55,000	29,999
General Motors Co.	2,908	82,296
Great Wall Motor Co., Ltd. (b)	53,500	44,730
Hyundai Motor Co. (b)	322	38,090
Kia Motors Corp. (b)	1,282	48,305
Mitsubishi Motors Corp. (b)	8,000	36,931
Nissan Motor Co., Ltd. (b)	5,800	51,761
Renault SA (b)	736	55,567
Tata Motors, Ltd. - ADR (a)	2,830	98,116
Thor Industries, Inc.	661	42,793
Toyota Motor Corp. - ADR	671	67,093
		666,739
Building Products - 4.83%
American Woodmark Corp. (a)	965	64,057
Apogee Enterprises, Inc.	1,644	76,199
Asahi Glass Co., Ltd. (b)	17,000	92,257
Cie de Saint-Gobain (b)	1,677	63,568
Kingspan Group PLC (b)	2,595	56,156
Owens Corning	2,056	105,925
Universal Forest Products, Inc.	691	64,049
USG Corp. (a)	2,554	68,856
		591,067
Chemicals - 5.14%
Denki Co. Ltd. (b)	24,000	97,057
Hyosung Corp. (b)	678	74,210
Lotte Chemical Corp. (b)	554	137,884
LyondellBasell Industries NV - Class A (b)	2,044	152,114
Mitsui Chemicals, Inc. (b)	18,000	66,146
Tosoh Corp. (b)	22,000	101,478
		628,889

Construction & Engineering - 1.73%
Aecon Group, Inc. (b)	5,239	$71,289
KBR, Inc.	5,160	68,318
NCC AB - Class B (b)	3,092	71,794
		211,401
Distributors - 0.48%
Inchcape PLC (b)	6,900	58,018

Diversified Telecommunication Services - 2.76%
China Communications Services Corp., Ltd. (b)	78,000	40,881
Chunghwa Telecom Co., Ltd. - ADR	2,331	84,615
Jasmine International PCL - NVDR	446,700	72,036
KT Corp. - ADR (a)	3,660	52,191
Telekomunikasi Indonesia Persero Tbk PT - ADR	1,434	88,134
		337,857
Electric Utilities - 7.20%
Chubu Electric Power Co., Inc. (b)	5,000	71,155
CLP Holdings, Ltd. (b)	8,000	81,722
Edison International	1,913	148,583
EDP - Energias do Brasil SA (b)	15,700	66,567
Energa SA (b)	13,135	31,746
Enersis Americas SA - ADR	3,592	30,819
Enersis Chile SA - ADR	3,592	20,941
Exelon Corp.	4,153	151,003
Fortis, Inc. (b)	2,498	84,436
Korea Electric Power Corp. - ADR	4,063	105,354
Tenaga Nasional Bhd (b)	25,100	87,886
		880,212
Electrical Equipment - 1.13%
OSRAM Licht AG (b)	1,360	70,662
Regal Beloit Corp.	1,228	67,601
		138,263
Food & Staples Retailing - 5.23%
Casey's General Stores, Inc.	535	70,358
E-MART, Inc. (b)	390	58,852
ICA Gruppen AB (b)	2,341	78,459
J. Sainsbury PLC (b)	19,575	60,980
Shoprite Holdings, Ltd. (b)	6,126	69,383
Sonae SGPS SA (b)	46,649	36,645
SUPERVALU, Inc. (a)	9,747	46,006
United Natural Foods, Inc. (a)	1,254	58,687
Wal-Mart Stores, Inc.	2,200	160,644
		640,014
Food Products - 0.56%
Bunge, Ltd.	1,161	68,673

Health Care Providers & Services - 0.70%
AMN Healthcare Services, Inc. (a)	2,146	85,776

Household Durables - 5.29%
Barratt Developments PLC (b)	11,716	63,665
Bellway PLC (b)	2,025	51,370
Berkeley Group Holdings PLC (b)	2,228	75,235
CalAtlantic Group, Inc.	3,737	137,185
Lennar Corp. - Class A	1,865	85,977
Meritage Homes Corp. (a)	1,909	71,664
Redrow PLC (b)	6,269	26,366
Sekisui House, Ltd. (b)	5,100	89,312
Sumitomo Forestry Co., Ltd. (b)	3,400	46,145
		646,919

Insurance - 12.66%
Argo Group International Holdings, Ltd. (b)	922	$47,862
Aspen Insurance Holdings, Ltd. (b)	1,518	70,405
Assured Guaranty, Ltd. (b)	3,675	93,235
Axis Capital Holdings, Ltd. (b)	2,126	116,930
Endurance Specialty Holdings, Ltd. (b)	1,483	99,598
Everest Re Group, Ltd. (b)	947	172,988
MS&AD Insurance Group Holdings, Inc. (b)	4,300	111,414
Muenchener Rueckversicherungs AG (b)	893	149,752
Reinsurance Group of America, Inc.	1,073	104,070
SCOR SE (b)	3,220	95,200
Swiss Re AG (b)	1,979	172,847
Travelers Companies., Inc.	1,466	174,513
Validus Holdings, Ltd. (b)	2,852	138,579
		1,547,393
IT Services - 4.76%
Amadeus IT Holding SA - Class A (b)	3,160	139,226
Convergys Corp.	2,622	65,550
DST Systems, Inc.	798	92,911
Sabre Corp.	3,438	92,104
Syntel, Inc. (a)	1,372	62,097
Western Union Co.	6,751	129,484
		581,372
Media - 4.84%
Asatsu DK, Inc. (b)	1,200	28,396
Hakuhodo DY Holdings, Inc. (b)	4,000	47,943
Interpublic Group of Companies, Inc.	4,517	104,343
Omnicom Group, Inc.	1,903	155,075
Publicis Groupe SA (b)	1,910	127,784
WPP PLC (b)	6,171	128,613
		592,154
Metals & Mining - 0.57%
BlueScope Steel, Ltd. (b)	14,377	69,464

Oil, Gas & Consumable Fuels - 5.10%
Antero Resources Corp. (a)	4,203	109,194
CNOOC, Ltd. - ADR	589	73,425
ConocoPhillips	2,145	93,522
Hess Corp.	2,052	123,325
Oasis Petroleum, Inc. (a)	6,761	63,148
QEP Resources, Inc.	5,013	88,379
Tatneft PJSC - ADR	2,356	72,727
		623,720
Paper & Forest Products - 0.02%
China Forestry Holdings Co., Ltd. (a)(b)(c)(d)	116,000	2,243

Real Estate Management & Development - 1.33%
Deutsche Wohnen AG (b)	2,574	87,640
Fabege AB (b)	4,394	74,732
		162,372
Road & Rail - 6.04%
Avis Budget Group, Inc. (a)	1,608	51,826
Canadian National Railway Co. (b)	1,243	73,399
Central Japan Railway Co. (b)	700	124,504
ComfortDelGro Corp., Ltd. (b)	32,000	65,716
CSX Corp.	3,545	92,454
Norfolk Southern Corp.	824	70,147
Ryder System, Inc.	973	59,489
Sankyu, Inc. (b)	8,000	42,942
Seino Holdings Co., Ltd. (b)	5,000	45,837
Swift Transportation Co. (a)	4,134	63,705
Werner Enterprises, Inc.	2,082	47,824
		737,843

Trading Companies & Distributors - 4.56%
Air Lease Corp.	2,460	$65,879
Aircastle, Ltd.	3,496	68,382
Barloworld, Ltd. (b)	14,240	70,957
GATX Corp.	1,629	71,627
HD Supply Holdings, Inc. (a)	2,147	74,758
United Rentals, Inc. (a)	1,115	74,816
WESCO International, Inc. (a)	1,296	66,731
Wolseley PLC (b)	1,246	64,523
		557,673
Wireless Telecommunication Services - 6.16%
China Mobile, Ltd. - ADR	2,064	119,506
Freenet AG (b)	2,926	75,355
KDDI Corp. (b)	7,200	218,950
LG Uplus Corp. (b)	8,790	83,485
Softbank Group Corp. (b)	3,100	175,311
Vodafone Group PLC - ADR	2,588	79,943
		752,550
TOTAL COMMON STOCKS (Cost $11,235,780)		$11,713,027

PREFERRED STOCKS - 0.40%
Electric Utilities - 0.40%
Cia Energetica de Minas Gerais - ADR	22,377	$49,453
TOTAL PREFERRED STOCKS (Cost $50,030)		$49,453

INVESTMENT COMPANIES - 2.71%
Exchange Traded Funds - 2.71%
iShares MSCI EAFE ETF	2,278	$127,135
iShares MSCI Emerging Markets ETF	1,466	50,372
SPDR S&P 500 ETF Trust	732	153,376
TOTAL INVESTMENT COMPANIES (Cost $329,847)		$330,883

Total Investments (Cost $11,615,657) - 98.91%		$12,093,363
Other Assets in Excess of Liabilities - 1.09%		133,488
TOTAL NET ASSETS - 100.00%		$12,226,851

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Illiquid security. The fair value of these securities total $2,243 which represents 0.02% of total net assets.
(d)
The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CURRENCY EXPOSURE
June 30, 2016	Fair Value	Percentage of Total Investments
Australian Dollar	$69,464	0.57%
Brazilian Real	66,567	0.55
British Pound	573,080	4.74
Canadian Dollar	229,125	1.89
Euro	1,090,891	9.02
Hong Kong Dollar	199,574	1.65
Japanese Yen	1,572,724	13.00
Malaysian Ringgit	87,886	0.73
New Taiwan Dollar	62,586	0.52
Polish Zloty	31,745	0.26
Singapore Dollar	65,716	0.54
South African Rand	140,339	1.16
South Korea Won	440,825	3.65
Swedish Krona	224,985	1.86
Swiss Franc	172,847	1.43
Thai Baht	72,036	0.60
US Dollar	6,992,973	57.83
Total Investments	$12,093,363	100.00%

PORTFOLIO DIVERSIFICATION
June 30, 2016	Fair Value	Percentage of Total Investments
Australia	$69,464	0.57%
Bermuda	807,979	6.68
Brazil	116,020	0.96
Britain	277,616	2.30
Canada	327,390	2.71
Chile	51,760	0.42
China	191,278	1.59
France	406,139	3.37
Germany	397,199	3.27
Hong Kong	201,228	1.67
India	98,116	0.81
Indonesia	88,134	0.73
Ireland	56,156	0.46
Italy	55,526	0.46
Japan	1,639,816	13.57
Jersey	193,136	1.59
Malaysia	87,886	0.73
Poland	31,745	0.26
Portugal	36,645	0.30
Republic of Korea	280,221	2.32
Republic of Korea (South)	52,191	0.43
Russian Federation	72,727	0.60
Singapore	65,716	0.54
South Africa	140,339	1.16
South Korea	265,959	2.19
Spain	139,226	1.15
Sweden	224,985	1.86
Switzerland	172,847	1.43
Taiwan, Province of China	147,201	1.22
Thailand	72,036	0.60
United Kingdom	182,271	1.51
United States	5,144,411	42.54
Total Investments	$12,093,363	100.00%

Leuthold Global Industries Fund

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$11,657,088
Gross unrealized appreciation	$1,190,698
Gross unrealized depreciation	(754,423)
Net unrealized appreciation	$436,275

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2016
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$401,683	$44,310	$–	$445,993
Auto Components	365,316	321,106	–	686,422
Automobiles	361,356	305,383	–	666,739
Building Products	435,242	155,825	–	591,067
Chemicals	152,114	476,775	–	628,889
Construction & Engineering	139,607	71,794	–	211,401
Distributors	–	58,018	–	58,018
Diversified Telecommunication Services	224,940	112,917	–	337,857
Electric Utilities	607,703	272,509	–	880,212
Electrical Equipment	67,601	70,662	–	138,263
Food & Staples Retailing	335,695	304,319	–	640,014
Food Products	68,673	–	–	68,673
Health Care Providers & Services	85,776	–	–	85,776
Household Durables	294,826	352,093	–	646,919
Insurance	1,018,180	529,213	–	1,547,393
IT Services	442,146	139,226	–	581,372
Media	259,418	332,736	–	592,154
Metals & Mining	–	69,464	–	69,464
Oil, Gas & Consumable Fuels	550,993	72,727	–	623,720
Paper & Forest Products	–	–	2,243	2,243
Real Estate Management & Development	–	162,372	–	162,372
Road & Rail	458,844	278,999	–	737,843
Trading Companies & Distributors	422,193	135,480	–	557,673
Wireless Telecommunication Services	199,449	553,101	–	752,550
Total Common Stocks	6,891,755	4,819,029	2,243	11,713,027
Preferred Stocks	49,453	–	–	49,453
Exchange Traded Funds	330,883	–	–	330,883
Total Investments in Securities	$7,272,091	$4,819,029	$2,243	$12,093,363

The Fund did not have transfers into or out of Level 1, Level 2, or Level 3 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$ 2,245
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2)	*
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2016	$ 2,243	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2016:	$ (2)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The investment (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Board.  Leuthold Weeden Capital Management (the "Adviser") submits a report to the Board setting forth the inputs considered in determining the value.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 83.97%
Money Market Funds - 83.97%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (a)(b)	212,285,169	$212,285,169
TOTAL SHORT-TERM INVESTMENTS (Cost $212,285,169)		$212,285,169

Total Investments (Cost $212,285,169) - 83.97%		$212,285,169
Other Assets in Excess of Liabilities - 16.03% (b)		40,535,241
TOTAL NET ASSETS - 100.00%		$252,820,410

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of June 30, 2016.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.95%
Aerospace & Defense - 1.51%
TASER International, Inc.	153,573	$3,820,896

Biotechnology - 4.23%
Alexion Pharmaceuticals, Inc.	25,431	2,969,324
Alnylam Pharmaceuticals, Inc.	68,090	3,778,314
Seattle Genetics, Inc.	97,788	3,951,613
		10,699,251
Building Products - 1.13%
Advanced Drainage Systems, Inc.	59,559	1,630,130
Builders FirstSource, Inc.	109,601	1,233,011
		2,863,141
Capital Markets - 2.76%
Deutsche Bank AG (b)	239,547	3,288,981
Financial Engines, Inc.	40,362	1,044,165
Stifel Financial Corp.	84,334	2,652,304
		6,985,450
Commercial Services & Supplies - 0.76%
Clean Harbors, Inc.	37,081	1,932,291

Communications Equipment - 5.30%
ARRIS International PLC (b)	185,895	3,896,359
CommScope Holding Co., Inc.	114,523	3,553,649
NetScout Systems, Inc.	117,969	2,624,810
Palo Alto Networks, Inc.	27,072	3,320,110
		13,394,928
Computers & Peripherals - 2.18%
Diebold, Inc.	98,936	2,456,581
Stratasys, Ltd. (b)	133,228	3,049,589
		5,506,170
Construction Materials - 1.02%
Summit Materials, Inc. - Class A	126,665	2,591,566

Containers & Packaging - 1.66%
WestRock Co.	107,796	4,190,031

Diversified Consumer Services - 1.22%
Sotheby's	112,226	3,074,992

Diversified Financial Services - 1.77%
FNF Group	119,117	4,466,888

Diversified Telecommunication Services - 1.59%
Zayo Group Holdings, Inc.	144,056	4,023,484

Electronic Equipment, Instruments & Components - 0.73%
Cognex Corp.	42,659	1,838,603

Energy Equipment & Services - 6.45%
Baker Hughes, Inc.	84,662	$3,820,796
Forum Energy Technologies, Inc.	86,959	1,505,260
Frank's International NV (b)	87,779	1,282,451
Patterson-UTI Energy, Inc.	171,293	3,651,967
Schlumberger, Ltd. (b)	55,457	4,385,540
Weatherford International PLC (b)	299,926	1,664,589
		16,310,603
Food Products - 4.05%
Kraft Heinz Co.	49,058	4,340,652
Snyder's-Lance, Inc.	44,792	1,518,001
WhiteWave Foods Co.	93,194	4,374,526
		10,233,179
Health Care Equipment & Supplies - 3.77%
Endologix, Inc.	99,921	1,245,016
Haemonetics Corp.	41,839	1,212,913
Integra LifeSciences Holdings Corp.	39,049	3,115,329
LivaNova PLC (b)	27,236	1,368,064
Wright Medical Group NV (b)	71,536	1,242,580
Zeltiq Aesthetics, Inc.	49,222	1,345,237
		9,529,139
Health Care Providers & Services - 2.80%
Acadia Healthcare Co., Inc.	70,552	3,908,581
Diplomat Pharmacy, Inc.	45,120	1,579,200
HealthEquity, Inc.	52,175	1,585,337
		7,073,118
Health Care Technology - 0.61%
Medidata Solutions, Inc.	32,815	1,538,039

Hotels, Restaurants & Leisure - 1.85%
Chipotle Mexican Grill, Inc.	8,204	3,304,243
Popeyes Louisiana Kitchen, Inc.	25,267	1,380,589
		4,684,832
Independent Power Producers & Energy Traders - 1.59%
Calpine Corp.	271,705	4,007,649

Internet & Catalog Retail - 3.61%
Etsy, Inc.	127,157	1,219,435
Liberty TripAdvisor Holdings, Inc. - Class A	68,911	1,507,773
Netflix, Inc.	41,018	3,752,327
TripAdvisor, Inc.	41,018	2,637,457
		9,116,992
Internet Software & Services - 2.27%
2U, Inc.	49,222	1,447,619
Envestnet, Inc.	43,972	1,464,707
LogMeIn, Inc.	44,628	2,830,754
		5,743,080
Life Sciences Tools & Services - 1.40%
Illumina, Inc.	25,267	3,546,981

Machinery - 2.05%
CNH Industrial NV (b)	198,529	1,419,482
Joy Global, Inc.	178,348	3,770,277
		5,189,759

Media - 3.99%
DISH Network Corp. - Class A	82,201	$4,307,332
E.W. Scripps Co. - Class A	87,615	1,387,822
News Corp. - Class A	386,229	4,383,699
		10,078,853
Metals & Mining - 6.66%
Alcoa, Inc.	381,142	3,533,186
Allegheny Technologies, Inc.	344,718	4,395,155
Freeport-McMoRan, Inc.	402,636	4,485,365
Superior Energy Services, Inc.	239,875	4,416,099
		16,829,805
Multiline Retail - 1.53%
Dollar Tree, Inc.	41,018	3,865,536

Oil, Gas & Consumable Fuels - 6.34%
Cabot Oil & Gas Corp.	168,503	4,337,267
EOG Resources, Inc.	49,878	4,160,823
Imperial Oil, Ltd. (b)	52,339	1,651,819
Occidental Petroleum Corp.	35,932	2,715,022
Range Resources Corp.	73,177	3,156,856
		16,021,787
Pharmaceuticals - 2.99%
Bristol-Myers Squibb Co.	57,754	4,247,807
Medicines Co.	98,280	3,305,156
		7,552,963
Professional Services - 0.57%
Advisory Board Co. (a)	40,854	1,445,823

Software - 12.11%
FireEye, Inc.	258,251	4,253,394
Fortinet, Inc.	113,703	3,591,878
Imperva, Inc.	99,921	4,297,602
Infoblox, Inc.	74,325	1,394,337
NetSuite, Inc.	48,402	3,523,666
ServiceNow, Inc.	57,426	3,813,086
SS&C Technologies Holdings, Inc.	139,134	3,906,883
Tyler Technologies, Inc.	25,924	4,321,790
Zendesk, Inc.	57,754	1,523,550
		30,626,186
Technology Hardware, Storage & Peripherals - 0.47%
Electronics for Imaging, Inc.	27,892	1,200,472

Textiles, Apparel & Luxury Goods - 3.82%
G-III Apparel Group, Ltd.	56,441	2,580,482
Under Armour, Inc. - Class A	103,694	4,161,240
Wolverine World Wide, Inc.	143,236	2,910,556
		9,652,278
Trading Companies & Distributors - 1.16%
NOW, Inc.	161,940	2,937,592
TOTAL COMMON STOCKS (Proceeds $241,861,141)		$242,572,357

INVESTMENT COMPANIES - 3.89%
Exchange Traded Funds - 3.89%
SPDR S&P 500 ETF Trust	46,935	$9,834,291
TOTAL INVESTMENT COMPANIES (Proceeds $9,922,363)		$9,834,291

TOTAL SECURITIES SOLD SHORT
(Proceeds $251,783,504) - 99.84%		$252,406,648

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

Grizzly Short Fund

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$212,285,169
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2016
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$212,285,169	$–	$–	$212,285,169
Total Investments in Securities	$212,285,169	$–	$–	$212,285,169

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$242,572,357	$–	$–	$242,572,357
Exchange Traded Funds	9,834,291	–	–	9,834,291
Total Securities Sold Short	$252,406,648	$–	$–	$252,406,648

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)   /s/ John Mueller
   John Mueller, President

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
John Mueller, President

Date  August 25, 2016

By (Signature and Title)*  /s/ Holly J. Weiss
Holly J. Weiss, Treasurer

Date  August 23, 2016

* Print the name and title of each signing officer under his or her signature.